Insurance and reinsurance contracts - Additional analysis of insurance and reinsurance contract balances by segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Insurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	$ 125,133	$ 148,577
Insurance service result	(2,258)	(2,282)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	233	240
Other net finance (income) expense	8,606	(28,863)
Total net finance (income) expense from insurance and reinsurance contracts	8,839	(28,623)
Total amount recognised in income statement	6,581	(30,905)
Effect of movements in exchange rates	210	(2,150)
Total amount recognised in comprehensive income	6,791	(33,055)
Cash flows
Total cash flows	6,942	9,676
Other changes	(175)	(65)
Net closing balance at 31 Dec	138,691	125,133
Insurance | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	144,203	166,544
Insurance service result	(2,424)	(2,396)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	517	489
Other net finance (income) expense	10,347	(28,507)
Total net finance (income) expense from insurance and reinsurance contracts	10,864	(28,018)
Total amount recognised in income statement	8,440	(30,414)
Effect of movements in exchange rates	(114)	(3,829)
Total amount recognised in comprehensive income	8,326	(34,243)
Cash flows
Total cash flows	8,278	11,985
Other changes	(181)	(83)
Net closing balance at 31 Dec	160,626	144,203
Insurance | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	12,837	11,273
Insurance service result	(98)	(73)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	227	206
Other net finance (income) expense	692	87
Total net finance (income) expense from insurance and reinsurance contracts	919	293
Total amount recognised in income statement	821	220
Effect of movements in exchange rates	(259)	(1,019)
Total amount recognised in comprehensive income	562	(799)
Cash flows
Total cash flows	1,434	2,363
Net closing balance at 31 Dec	14,833	12,837
Insurance | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	62,686	80,186
Insurance service result	(755)	(696)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(1)	37
Other net finance (income) expense	3,646	(21,912)
Total net finance (income) expense from insurance and reinsurance contracts	3,645	(21,875)
Total amount recognised in income statement	2,890	(22,571)
Effect of movements in exchange rates	(11)	(153)
Total amount recognised in comprehensive income	2,879	(22,724)
Cash flows
Total cash flows	4,509	5,216
Other changes	(1)	8
Net closing balance at 31 Dec	70,073	62,686
Insurance | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	3,277	3,720
Insurance service result	(146)	(117)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	43	37
Other net finance (income) expense	145	26
Total net finance (income) expense from insurance and reinsurance contracts	188	63
Total amount recognised in income statement	42	(54)
Effect of movements in exchange rates	46	(307)
Total amount recognised in comprehensive income	88	(361)
Cash flows
Total cash flows	(186)	(69)
Other changes	(37)	(13)
Net closing balance at 31 Dec	3,142	3,277
Insurance | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	8,027	8,342
Insurance service result	(254)	(242)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	100	95
Other net finance (income) expense	498	(77)
Total net finance (income) expense from insurance and reinsurance contracts	598	18
Total amount recognised in income statement	344	(224)
Effect of movements in exchange rates	(336)	(454)
Total amount recognised in comprehensive income	8	(678)
Cash flows
Total cash flows	364	366
Other changes	(5)	(3)
Net closing balance at 31 Dec	8,394	8,027
Insurance | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	33,903	36,643
Insurance service result	(598)	(546)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	6	31
Other net finance (income) expense	2,657	(4,956)
Total net finance (income) expense from insurance and reinsurance contracts	2,663	(4,925)
Total amount recognised in income statement	2,065	(5,471)
Effect of movements in exchange rates	621	117
Total amount recognised in comprehensive income	2,686	(5,354)
Cash flows
Total cash flows	884	2,684
Other changes	(54)	(70)
Net closing balance at 31 Dec	37,419	33,903
Insurance | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	23,473	26,380
Insurance service result	(573)	(722)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	142	83
Other net finance (income) expense	2,709	(1,675)
Total net finance (income) expense from insurance and reinsurance contracts	2,851	(1,592)
Total amount recognised in income statement	2,278	(2,314)
Effect of movements in exchange rates	(175)	(2,013)
Total amount recognised in comprehensive income	2,103	(4,327)
Cash flows
Total cash flows	1,273	1,425
Other changes	(84)	(5)
Net closing balance at 31 Dec	26,765	23,473
Insurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	104,042	122,620
Insurance service result	(3,478)	2,347
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(43)	13
Other net finance (income) expense	8,650	(28,954)
Total net finance (income) expense from insurance and reinsurance contracts	8,607	(28,941)
Total amount recognised in income statement	5,129	(26,594)
Effect of movements in exchange rates	225	(1,595)
Total amount recognised in comprehensive income	5,354	(28,189)
Cash flows
Total cash flows	6,942	9,676
Other changes	(175)	(65)
Net closing balance at 31 Dec	116,163	104,042
Insurance | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	120,735	138,153
Insurance service result	(3,645)	2,180
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	158	182
Other net finance (income) expense	10,379	(28,612)
Total net finance (income) expense from insurance and reinsurance contracts	10,537	(28,430)
Total amount recognised in income statement	6,892	(26,250)
Effect of movements in exchange rates	(49)	(3,070)
Total amount recognised in comprehensive income	6,843	(29,320)
Cash flows
Total cash flows	8,278	11,985
Other changes	(181)	(83)
Net closing balance at 31 Dec	135,675	120,735
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	10,989
Cash flows
Net closing balance at 31 Dec	13,029	10,989
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	54,347
Cash flows
Net closing balance at 31 Dec	60,761	54,347
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	2,032
Cash flows
Net closing balance at 31 Dec	2,197	2,032
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	5,452
Cash flows
Net closing balance at 31 Dec	5,910	5,452
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	28,752
Cash flows
Net closing balance at 31 Dec	31,770	28,752
Insurance | Best estimate liabilities (BEL) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	19,163
Cash flows
Net closing balance at 31 Dec	22,008	19,163
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	1,923	2,208
Insurance service result	402	(209)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	47	9
Other net finance (income) expense	(32)	(26)
Total net finance (income) expense from insurance and reinsurance contracts	15	(17)
Total amount recognised in income statement	417	(226)
Effect of movements in exchange rates	4	(59)
Total amount recognised in comprehensive income	421	(285)
Cash flows
Net closing balance at 31 Dec	2,344	1,923
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	2,164	2,443
Insurance service result	405	(202)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	52	13
Other net finance (income) expense	(20)	(12)
Total net finance (income) expense from insurance and reinsurance contracts	32	1
Total amount recognised in income statement	437	(201)
Effect of movements in exchange rates	(2)	(78)
Total amount recognised in comprehensive income	435	(279)
Cash flows
Net closing balance at 31 Dec	2,599	2,164
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	149
Cash flows
Net closing balance at 31 Dec	152	149
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	482
Cash flows
Net closing balance at 31 Dec	776	482
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	199
Cash flows
Net closing balance at 31 Dec	206	199
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	334
Cash flows
Net closing balance at 31 Dec	357	334
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	629
Cash flows
Net closing balance at 31 Dec	687	629
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	371
Cash flows
Net closing balance at 31 Dec	421	371
Insurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	19,168	23,749
Insurance service result	818	(4,420)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	229	218
Other net finance (income) expense	(12)	117
Total net finance (income) expense from insurance and reinsurance contracts	217	335
Total amount recognised in income statement	1,035	(4,085)
Effect of movements in exchange rates	(19)	(496)
Total amount recognised in comprehensive income	1,016	(4,581)
Cash flows
Net closing balance at 31 Dec	20,184	19,168
Insurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	21,304	25,948
Insurance service result	816	(4,374)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	307	294
Other net finance (income) expense	(12)	117
Total net finance (income) expense from insurance and reinsurance contracts	295	411
Total amount recognised in income statement	1,111	(3,963)
Effect of movements in exchange rates	(63)	(681)
Total amount recognised in comprehensive income	1,048	(4,644)
Cash flows
Net closing balance at 31 Dec	22,352	21,304
Insurance | Contractual service margin (CSM) | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	1,699
Cash flows
Net closing balance at 31 Dec	1,652	1,699
Insurance | Contractual service margin (CSM) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	7,857
Cash flows
Net closing balance at 31 Dec	8,536	7,857
Insurance | Contractual service margin (CSM) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	1,046
Cash flows
Net closing balance at 31 Dec	739	1,046
Insurance | Contractual service margin (CSM) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	2,241
Cash flows
Net closing balance at 31 Dec	2,127	2,241
Insurance | Contractual service margin (CSM) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	4,522
Cash flows
Net closing balance at 31 Dec	4,962	4,522
Insurance | Contractual service margin (CSM) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	3,939
Cash flows
Net closing balance at 31 Dec	4,336	3,939
Reinsurance
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(681)	(1,533)
Insurance service result	171	105
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(45)	(45)
Other net finance (income) expense	(146)	1,238
Total net finance (income) expense from insurance and reinsurance contracts	(191)	1,193
Total amount recognised in income statement	(20)	1,298
Effect of movements in exchange rates		(6)
Total amount recognised in comprehensive income	(20)	1,292
Cash flows
Total cash flows	(574)	(451)
Other changes		11
Net closing balance at 31 Dec	(1,275)	(681)
Reinsurance | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(800)	(1,664)
Insurance service result	189	107
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(53)	(53)
Other net finance (income) expense	(146)	1,229
Total net finance (income) expense from insurance and reinsurance contracts	(199)	1,176
Total amount recognised in income statement	(10)	1,283
Effect of movements in exchange rates	3	13
Total amount recognised in comprehensive income	(7)	1,296
Cash flows
Total cash flows	(583)	(446)
Other changes		14
Net closing balance at 31 Dec	(1,390)	(800)
Reinsurance | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(22)	(25)
Insurance service result	8	6
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(1)	(1)
Total net finance (income) expense from insurance and reinsurance contracts	(1)	(1)
Total amount recognised in income statement	7	5
Effect of movements in exchange rates	3	1
Total amount recognised in comprehensive income	10	6
Cash flows
Total cash flows	(9)	(3)
Net closing balance at 31 Dec	(21)	(22)
Reinsurance | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(923)	(1,663)
Insurance service result	135	63
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(38)	(45)
Other net finance (income) expense	(154)	1,246
Total net finance (income) expense from insurance and reinsurance contracts	(192)	1,201
Total amount recognised in income statement	(57)	1,264
Effect of movements in exchange rates	(2)	4
Total amount recognised in comprehensive income	(59)	1,268
Cash flows
Total cash flows	(407)	(535)
Other changes		7
Net closing balance at 31 Dec	(1,389)	(923)
Reinsurance | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	5	8
Insurance service result	2
Net finance (income) expense from insurance and reinsurance contracts
Other net finance (income) expense	(6)	(1)
Total net finance (income) expense from insurance and reinsurance contracts	(6)	(1)
Total amount recognised in income statement	(4)	(1)
Effect of movements in exchange rates	(1)	(1)
Total amount recognised in comprehensive income	(5)	(2)
Cash flows
Total cash flows	9	(1)
Net closing balance at 31 Dec	9	5
Reinsurance | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	22	15
Insurance service result	9	10
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	1	1
Other net finance (income) expense		1
Total net finance (income) expense from insurance and reinsurance contracts	1	2
Total amount recognised in income statement	10	12
Effect of movements in exchange rates	(1)
Total amount recognised in comprehensive income	9	12
Cash flows
Total cash flows	(6)	(5)
Net closing balance at 31 Dec	25	22
Reinsurance | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	178	59
Insurance service result	17	4
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(8)	(1)
Other net finance (income) expense	1	(6)
Total net finance (income) expense from insurance and reinsurance contracts	(7)	(7)
Total amount recognised in income statement	10	(3)
Effect of movements in exchange rates	(1)	4
Total amount recognised in comprehensive income	9	1
Cash flows
Total cash flows	(181)	118
Net closing balance at 31 Dec	6	178
Reinsurance | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(60)	(58)
Insurance service result	18	24
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(7)	(7)
Other net finance (income) expense	13	(11)
Total net finance (income) expense from insurance and reinsurance contracts	6	(18)
Total amount recognised in income statement	24	6
Effect of movements in exchange rates	5	5
Total amount recognised in comprehensive income	29	11
Cash flows
Total cash flows	11	(20)
Other changes		7
Net closing balance at 31 Dec	(20)	(60)
Reinsurance | Best estimate liabilities (BEL)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	654	(278)
Insurance service result	76	170
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	6	(3)
Other net finance (income) expense	(156)	1,224
Total net finance (income) expense from insurance and reinsurance contracts	(150)	1,221
Total amount recognised in income statement	(74)	1,391
Effect of movements in exchange rates	1	(19)
Total amount recognised in comprehensive income	(73)	1,372
Cash flows
Total cash flows	(574)	(451)
Other changes		11
Net closing balance at 31 Dec	7	654
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	541	(415)
Insurance service result	105	178
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(3)	(8)
Other net finance (income) expense	(155)	1,215
Total net finance (income) expense from insurance and reinsurance contracts	(158)	1,207
Total amount recognised in income statement	(53)	1,385
Effect of movements in exchange rates	2	3
Total amount recognised in comprehensive income	(51)	1,388
Cash flows
Total cash flows	(583)	(446)
Other changes		14
Net closing balance at 31 Dec	(93)	541
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	2
Cash flows
Net closing balance at 31 Dec	4	2
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	465
Cash flows
Net closing balance at 31 Dec	(44)	465
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	8
Cash flows
Net closing balance at 31 Dec	22	8
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	31
Cash flows
Net closing balance at 31 Dec	26	31
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	40
Cash flows
Net closing balance at 31 Dec	(146)	40
Reinsurance | Best estimate liabilities (BEL) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(5)
Cash flows
Net closing balance at 31 Dec	45	(5)
Reinsurance | Risk adjustment for non-financial risk (RA)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(5)	(31)
Insurance service result	62	13
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(2)	(1)
Other net finance (income) expense	10	10
Total net finance (income) expense from insurance and reinsurance contracts	8	9
Total amount recognised in income statement	70	22
Effect of movements in exchange rates	(2)	4
Total amount recognised in comprehensive income	68	26
Cash flows
Net closing balance at 31 Dec	63	(5)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(26)	(50)
Insurance service result	64	15
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(3)	(6)
Other net finance (income) expense	9	10
Total net finance (income) expense from insurance and reinsurance contracts	6	4
Total amount recognised in income statement	70	19
Effect of movements in exchange rates	(1)	5
Total amount recognised in comprehensive income	69	24
Cash flows
Net closing balance at 31 Dec	43	(26)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(3)
Cash flows
Net closing balance at 31 Dec	(3)	(3)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	17
Cash flows
Net closing balance at 31 Dec	84	17
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Indonesia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(3)
Cash flows
Net closing balance at 31 Dec	(7)	(3)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(7)
Cash flows
Net closing balance at 31 Dec	(7)	(7)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(3)
Cash flows
Net closing balance at 31 Dec	3	(3)
Reinsurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(27)
Cash flows
Net closing balance at 31 Dec	(27)	(27)
Reinsurance | Contractual service margin (CSM)
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(1,330)	(1,224)
Insurance service result	33	(78)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(49)	(41)
Other net finance (income) expense		4
Total net finance (income) expense from insurance and reinsurance contracts	(49)	(37)
Total amount recognised in income statement	(16)	(115)
Effect of movements in exchange rates	1	9
Total amount recognised in comprehensive income	(15)	(106)
Cash flows
Net closing balance at 31 Dec	(1,345)	(1,330)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(1,315)	(1,199)
Insurance service result	20	(86)
Net finance (income) expense from insurance and reinsurance contracts
Accretion of interest on GMM contracts	(47)	(39)
Other net finance (income) expense		4
Total net finance (income) expense from insurance and reinsurance contracts	(47)	(35)
Total amount recognised in income statement	(27)	(121)
Effect of movements in exchange rates	2	5
Total amount recognised in comprehensive income	(25)	(116)
Cash flows
Net closing balance at 31 Dec	(1,340)	(1,315)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | CPL
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(21)
Cash flows
Net closing balance at 31 Dec	(22)	(21)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Hong Kong
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(1,405)
Cash flows
Net closing balance at 31 Dec	(1,429)	(1,405)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Indonesia
Cash flows
Net closing balance at 31 Dec	(6)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Malaysia
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(2)
Cash flows
Net closing balance at 31 Dec	6	(2)
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Singapore
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	141
Cash flows
Net closing balance at 31 Dec	149	141
Reinsurance | Contractual service margin (CSM) | Including JVs and associates | Growth markets and other
Analysis of movements in insurance and reinsurance contract balances by measurement component
Net opening balance at 1 Jan	(28)
Cash flows
Net closing balance at 31 Dec	$ (38)	$ (28)